34. Operating Segments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Contract Assets	R$ 813,450
Property, plant and equipment	1,469,480	R$ 1,316,415	R$ 807,833
Intangible assets	7,589	778,386	928,727
Electric Energy GET
Disclosure of operating segments [line items]
Contract Assets	0
Property, plant and equipment	1,160,967	1,077,088	619,964
Intangible assets	6,351	3,996	3,207
Electric Energy DIS
Disclosure of operating segments [line items]
Contract Assets	797,832
Property, plant and equipment	0	0	0
Intangible assets	0	757,709	892,693
TEL
Disclosure of operating segments [line items]
Contract Assets	0
Property, plant and equipment	308,242	238,944	187,313
Intangible assets	1,235	2,200	6,447
GAS
Disclosure of operating segments [line items]
Contract Assets	15,618
Property, plant and equipment	0	0	0
Intangible assets	0	13,745	25,847
COM
Disclosure of operating segments [line items]
Contract Assets	0
Property, plant and equipment	4	7
Intangible assets	0	101
HOL
Disclosure of operating segments [line items]
Contract Assets	0
Property, plant and equipment	267	376	556
Intangible assets	R$ 3	R$ 635	R$ 533